Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000092805
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 35,459	$ 34,676	$ 33,054	$ 31,047	$ 30,896	$ 32,889	$ 33,590	$ 32,545	$ 33,147	$ 31,161	$ 31,239	$ 30,633	$ 29,924	$ 29,627	$ 28,583	$ 27,075	$ 28,235	$ 27,216	$ 25,656	$ 25,089	$ 24,011	$ 22,176	$ 22,694	$ 23,693	$ 24,140	$ 23,387	$ 21,800	$ 21,565	$ 21,388	$ 20,742	$ 21,165	$ 19,860	$ 21,122	$ 20,072	$ 18,570	$ 20,412	$ 21,287	$ 19,558	$ 21,441	$ 21,359	$ 23,241	$ 22,439	$ 23,036	$ 24,167	$ 23,090	$ 23,194	$ 21,631	$ 22,730	$ 22,000	$ 21,545	$ 21,072	$ 20,958	$ 19,925	$ 18,912	$ 18,371	$ 18,457	$ 17,809	$ 16,080	$ 16,504	$ 17,204	$ 16,028	$ 15,268	$ 15,000	$ 14,360	$ 12,700	$ 14,377	$ 15,674	$ 15,847	$ 15,388	$ 14,817	$ 14,520	$ 14,189	$ 14,520	$ 14,288	$ 13,322	$ 14,330	$ 13,834	$ 13,611	$ 13,231	$ 12,280	$ 13,506	$ 13,260	$ 14,293	$ 14,278	$ 13,869	$ 13,406	$ 13,383	$ 13,136	$ 13,121	$ 13,506	$ 14,046	$ 13,360	$ 13,250	$ 12,837	$ 12,549	$ 12,277	$ 12,203	$ 11,959	$ 11,856	$ 11,709	$ 11,620	$ 11,628	$ 11,200	$ 11,053	$ 10,822	$ 10,370	$ 10,550	$ 10,550	$ 10,564	$ 10,162	$ 10,133	$ 10,004	$ 10,026	$ 9,416	$ 9,373	$ 9,861	$ 9,987	$ 9,981	$ 9,253	$ 9,400	$ 10,000
C000163729
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 35,684	34,893	33,258	31,240	31,091	33,094	33,803	32,740	33,358	31,351	31,427	30,801	30,098	29,791	28,742	27,234	28,384	27,362	25,802	25,226	24,141	22,297	22,811	23,814	24,258	23,511	21,912	21,679	21,492	20,851	21,271	19,952	21,230	20,167	18,655	20,504	21,383	19,646	21,536	21,455	23,345	22,537	23,130	24,264	23,179	23,283	21,711	22,812	22,078	21,626	21,147	21,034	19,989	18,982	18,436	18,521	17,877	16,143	16,563	17,259	16,074	15,318	15,044	14,400	12,734	14,417	15,722	15,894	15,430	14,856	14,561	14,233	14,561	14,332	13,356	14,373	13,872	13,651	13,266	12,306	13,539	13,294	14,319	14,303	13,898	13,431	13,408	13,164	13,141	13,531	14,074	13,378	13,275	12,858	12,566	12,295	12,215	11,973	11,871	11,718	11,630	11,645	11,206	11,060	10,834	10,378	10,556	10,563	10,570	10,165	10,144	10,008	10,030	9,425	9,375	9,866	9,987	9,987	9,253	9,400	10,000
C000089478
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 32,230	31,524	30,060	28,237	28,108	29,945	30,587	29,636	30,206	28,396	28,481	27,926	27,287	27,033	26,080	24,717	25,779	24,862	23,451	22,932	21,955	20,281	20,755	21,680	22,088	21,424	19,985	19,800	19,640	19,075	19,480	18,300	19,485	18,531	17,158	18,874	19,699	18,123	19,882	19,828	21,598	20,868	21,437	22,509	21,524	21,642	20,199	21,247	20,585	20,179	19,754	19,665	18,716	17,787	17,292	17,391	16,792	15,177	15,594	16,266	15,158	14,460	14,214	13,624	12,063	13,670	14,913	15,095	14,667	14,132	13,869	13,571	13,896	13,685	12,765	13,755	13,291	13,089	12,730	11,827	13,018	12,796	13,801	13,801	13,414	12,985	12,969	12,746	12,738	13,133	13,669	13,002	12,917	12,528	12,250	11,996	11,933	11,711	11,623	11,480	11,409	11,433	11,012	10,877	10,668	10,225	10,412	10,427	10,443	10,062	10,047	9,922	9,953	9,363	9,325	9,821	9,952	9,959	9,234	9,393	10,000
C000089477
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 32,248	31,541	30,077	28,252	28,124	29,961	30,603	29,653	30,222	28,412	28,496	27,941	27,301	27,048	26,094	24,731	25,793	24,875	23,463	22,944	21,967	20,292	20,766	21,692	22,100	21,427	19,972	19,763	19,609	19,024	19,421	18,220	19,393	18,437	17,056	18,756	19,557	17,983	19,721	19,654	21,392	20,658	21,209	22,252	21,267	21,374	19,939	20,955	20,287	19,877	19,449	19,342	18,398	17,471	16,972	17,061	16,474	14,878	15,277	15,920	14,837	14,145	13,892	13,306	11,775	13,331	14,536	14,707	14,281	13,758	13,485	13,188	13,492	13,282	12,384	13,329	12,876	12,673	12,322	11,432	12,584	12,357	13,322	13,307	12,935	12,503	12,489	12,262	12,248	12,620	13,125	12,482	12,385	12,007	11,734	11,489	11,419	11,202	11,103	10,963	10,886	10,900	10,501	10,361	10,151	9,727	9,898	9,912	9,919	9,549	9,529	9,406	9,426	8,858	8,817	9,283	9,402	9,402	8,719	8,859	9,426
C000089479
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 34,588	33,825	32,248	30,302	30,157	32,116	32,800	31,787	32,388	30,457	30,544	29,938	29,257	28,972	27,970	26,497	27,623	26,646	25,123	24,579	23,523	21,733	22,232	23,229	23,659	22,934	21,382	21,155	20,985	20,362	20,781	19,501	20,748	19,722	18,238	20,061	20,918	19,224	21,087	21,007	22,860	22,083	22,671	23,786	22,732	22,834	21,297	22,392	21,674	21,232	20,772	20,662	19,649	18,655	18,121	18,214	17,581	15,879	16,300	16,991	15,828	15,087	14,817	14,193	12,558	14,219	15,500	15,677	15,228	14,662	14,371	14,056	14,379	14,153	13,200	14,202	13,717	13,499	13,127	12,182	13,406	13,156	14,179	14,171	13,770	13,315	13,292	13,057	13,034	13,429	13,967	13,285	13,182	12,775	12,484	12,222	12,142	11,910	11,808	11,663	11,576	11,590	11,161	11,016	10,792	10,338	10,522	10,529	10,536	10,139	10,118	9,990	10,011	9,408	9,366	9,855	9,981	9,981	9,253	9,399	10,000
C000019944
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 35,701	34,468	31,848	28,697	27,882	30,729	32,209	31,154	32,190	30,026	30,231	29,310	28,366	29,281	27,679	26,207	27,562	27,140	24,882	24,055	23,002	20,692	21,135	22,434	23,133	22,571	21,102	20,610	20,550	19,327	19,584	17,945	19,100	18,194	17,652	19,689	20,679	18,595	20,169	20,982	24,453	24,072	24,786	28,434	28,573	30,278	28,559	30,049	29,163	28,510	26,434	27,539	25,753	26,966	26,031	26,371	24,911	22,143	22,289	23,029	21,427	19,914	19,186	17,507	14,784	17,017	18,328	17,640	17,453	16,508	16,247	16,545	16,795	16,486	15,560	16,383	15,354	15,101	14,263	12,815	14,102	13,891	15,534	15,580	14,732	14,419	14,347	13,589	13,595	13,738	13,847	12,744	12,641	12,402	11,928	11,669	11,491	11,152	11,225	10,895	10,544	10,410	10,004	9,431	9,591	9,457	9,830	9,863	9,869	9,263	9,415	9,160	8,958	8,502	8,570	9,483	9,634	9,473	8,905	9,223	10,000
C000163725
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 35,878	34,645	32,004	28,841	28,024	30,877	32,370	31,299	32,344	30,170	30,375	29,445	28,499	29,416	27,803	26,324	27,686	27,260	24,992	24,162	23,102	20,782	21,223	22,530	23,232	22,661	21,185	20,695	20,630	19,405	19,661	18,016	19,173	18,259	17,718	19,761	20,759	18,659	20,244	21,055	24,542	24,158	24,870	28,529	28,667	30,378	28,654	30,145	29,257	28,600	26,514	27,622	25,831	27,046	26,108	26,443	24,981	22,201	22,346	23,090	21,482	19,963	19,231	17,551	14,820	17,058	18,375	17,680	17,493	16,546	16,281	16,579	16,828	16,520	15,591	16,417	15,386	15,132	14,288	12,842	14,127	13,916	15,558	15,605	14,754	14,441	14,370	13,609	13,615	13,758	13,867	12,765	12,656	12,416	11,943	11,684	11,504	11,164	11,235	10,908	10,554	10,420	10,012	9,439	9,599	9,465	9,836	9,869	9,875	9,267	9,419	9,164	8,960	8,504	8,572	9,485	9,636	9,474	8,905	9,223	10,000
C000019941
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 32,949	31,819	29,406	26,506	25,757	28,396	29,775	28,812	29,778	27,791	27,981	27,143	26,280	27,126	25,649	24,294	25,563	25,174	23,093	22,333	21,354	19,221	19,638	20,852	21,509	21,005	19,656	19,226	19,181	18,055	18,307	16,795	17,899	17,066	16,571	18,497	19,461	17,417	18,914	19,695	22,975	22,650	23,340	26,789	26,951	28,591	26,996	28,428	27,621	27,023	25,074	26,153	24,485	25,663	24,793	25,138	23,774	21,154	21,310	22,042	20,215	18,801	18,135	16,567	13,999	16,130	17,388	16,752	16,593	15,713	15,478	15,775	16,029	15,750	14,877	15,682	14,709	14,486	13,693	12,312	13,564	13,371	14,971	15,027	14,225	13,934	13,878	13,160	13,179	13,329	13,446	12,391	12,299	12,078	11,630	11,389	11,224	10,905	10,987	10,674	10,341	10,219	9,830	9,273	9,445	9,322	9,698	9,740	9,756	9,164	9,324	9,079	8,887	8,445	8,519	9,435	9,598	9,445	8,886	9,214	10,000
C000019942
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 32,355	31,247	28,877	26,029	25,294	27,885	29,239	28,294	29,241	27,291	27,478	26,655	25,807	26,638	25,188	23,856	25,103	24,721	22,677	21,931	20,970	18,875	19,285	20,476	21,121	20,613	19,277	18,837	18,784	17,676	17,911	16,423	17,482	16,662	16,166	18,041	18,961	17,051	18,501	19,251	22,442	22,102	22,760	26,121	26,259	27,836	26,265	27,642	26,840	26,242	24,341	25,366	23,727	24,854	24,000	24,319	22,985	20,432	20,576	21,267	19,792	18,402	17,731	16,187	13,675	15,745	16,967	16,331	16,165	15,294	15,057	15,338	15,574	15,294	14,440	15,211	14,260	14,028	13,253	11,913	13,113	12,921	14,454	14,500	13,716	13,432	13,368	12,666	12,677	12,815	12,918	11,896	11,803	11,582	11,146	10,906	10,744	10,430	10,502	10,199	9,871	9,749	9,374	8,839	8,992	8,869	9,222	9,255	9,266	8,698	8,845	8,606	8,420	7,995	8,060	8,922	9,069	8,920	8,387	8,690	9,425
C000019943
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 34,954	33,757	31,191	28,112	27,317	30,113	31,567	30,541	31,561	29,449	29,653	28,754	27,834	28,734	27,167	25,729	27,065	26,649	24,442	23,631	22,600	20,332	20,771	22,055	22,744	22,193	20,752	20,276	20,219	19,017	19,274	17,664	18,807	17,911	17,383	19,394	20,379	18,321	19,881	20,682	24,111	23,737	24,443	28,050	28,191	29,881	28,191	29,661	28,794	28,156	26,106	27,208	25,448	26,650	25,733	26,067	24,629	21,895	22,046	22,781	21,200	19,708	18,986	17,334	14,635	16,853	18,153	17,472	17,292	16,359	16,103	16,399	16,651	16,347	15,430	16,255	15,234	14,986	14,157	12,723	14,001	13,795	15,428	15,475	14,635	14,328	14,258	13,511	13,518	13,664	13,771	12,681	12,576	12,339	11,873	11,618	11,442	11,105	11,180	10,855	10,507	10,373	9,971	9,401	9,562	9,431	9,804	9,838	9,847	9,243	9,396	9,144	8,943	8,491	8,560	9,472	9,627	9,467	8,899	9,221	10,000
C000089284
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 33,001	32,182	30,242	28,268	28,101	30,258	31,613	29,823	30,813	28,661	28,394	28,156	27,607	27,459	26,390	25,128	26,316	25,099	24,030	23,614	22,433	20,663	21,289	22,215	22,706	21,725	20,118	20,227	20,063	19,627	19,913	18,865	20,080	19,060	17,083	18,697	19,424	17,677	19,582	19,279	20,977	20,698	20,905	21,887	20,856	20,909	19,593	20,686	20,081	19,636	19,519	19,286	18,395	17,376	16,687	16,655	16,001	14,443	14,617	15,213	14,507	14,113	14,067	13,307	11,740	13,600	14,975	15,350	15,009	14,302	13,987	13,656	14,054	13,934	12,837	13,994	13,536	13,378	12,972	11,980	13,211	13,052	14,221	14,294	13,838	13,402	13,448	13,059	13,006	13,343	13,911	13,072	12,959	12,578	12,138	11,757	11,712	11,421	11,337	11,214	11,078	11,156	10,697	10,561	10,338	9,603	9,769	9,769	9,725	9,297	9,463	9,316	9,399	8,869	8,939	9,705	9,962	9,943	9,214	9,466	10,000
C000163727
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 34,044	33,197	31,190	29,149	28,976	31,207	32,609	30,758	31,784	29,561	29,301	29,040	28,488	28,319	27,215	25,912	27,139	25,897	24,793	24,348	23,137	21,309	21,956	22,912	23,418	22,406	20,746	20,858	20,690	20,254	20,535	19,452	20,706	19,654	17,612	19,278	20,030	18,226	20,193	19,867	21,633	21,333	21,558	22,573	21,501	21,566	20,198	21,326	20,702	20,242	20,121	19,881	18,961	17,921	17,198	17,166	16,491	14,884	15,073	15,678	14,950	14,543	14,496	13,721	12,094	14,014	15,432	15,810	15,466	14,737	14,412	14,063	14,482	14,350	13,226	14,420	13,947	13,784	13,358	12,342	13,606	13,449	14,648	14,723	14,253	13,803	13,851	13,449	13,395	13,742	14,328	13,463	13,350	12,956	12,496	12,103	12,063	11,763	11,676	11,549	11,402	11,489	11,009	10,876	10,640	9,887	10,059	9,772	9,727	9,300	9,466	9,313	9,402	8,866	8,942	9,708	9,962	9,943	9,214	9,466	10,000
C000089282
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 29,841	29,105	27,357	25,578	25,440	27,403	28,630	27,020	27,924	25,988	25,757	25,539	25,062	24,925	23,958	22,827	23,903	22,813	21,846	21,478	20,414	18,809	19,386	20,238	20,677	19,797	18,361	18,465	18,335	17,973	18,245	17,300	18,429	17,511	15,710	17,209	17,894	16,302	18,080	17,813	19,405	19,161	19,370	20,311	19,367	19,438	18,227	19,265	18,716	18,319	18,227	18,024	17,220	16,283	15,642	15,622	15,032	13,577	13,763	14,331	13,674	13,320	13,293	12,592	11,110	12,885	14,207	14,571	14,258	13,603	13,316	13,007	13,404	13,301	12,271	13,390	12,963	12,823	12,441	11,506	12,698	12,561	13,698	13,777	13,358	12,947	12,999	12,639	12,600	12,940	13,502	12,705	12,608	12,246	11,826	11,464	11,439	11,161	11,090	10,980	10,857	10,947	10,501	10,385	10,172	9,461	9,635	9,642	9,610	9,196	9,371	9,228	9,325	8,808	8,886	9,661	9,923	9,910	9,199	9,455	10,000
C000089281
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 29,897	29,159	27,408	25,626	25,488	27,454	28,683	27,070	27,976	26,037	25,805	25,586	25,108	24,972	24,002	22,869	23,948	22,856	21,886	21,518	20,452	18,844	19,422	20,276	20,716	19,824	18,367	18,467	18,329	17,952	18,216	17,261	18,368	17,447	15,639	17,121	17,795	16,201	17,963	17,671	19,254	18,996	19,187	20,108	19,160	19,219	18,009	19,022	18,471	18,068	17,969	17,753	16,946	16,011	15,381	15,352	14,750	13,327	13,489	14,043	13,395	13,037	12,994	12,303	10,854	12,576	13,855	14,205	13,892	13,247	12,953	12,651	13,023	12,918	11,908	12,981	12,560	12,420	12,048	11,129	12,274	12,138	13,227	13,295	12,881	12,478	12,522	12,163	12,120	12,441	12,973	12,194	12,096	11,744	11,336	10,984	10,947	10,680	10,601	10,491	10,364	10,443	10,017	9,896	9,688	9,001	9,164	9,164	9,127	8,729	8,892	8,753	8,838	8,337	8,409	9,133	9,380	9,362	8,682	8,921	9,428
C000089285
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 32,037	31,255	29,371	27,456	27,296	29,403	30,728	29,004	29,973	27,882	27,640	27,412	26,886	26,744	25,705	24,482	25,648	24,468	23,443	23,031	21,891	20,173	20,789	21,694	22,166	21,222	19,662	19,767	19,610	19,203	19,479	18,456	19,646	18,660	16,725	18,309	19,024	17,323	19,200	18,895	20,572	20,302	20,514	21,487	20,469	20,531	19,244	20,325	19,728	19,295	19,192	18,956	18,101	17,102	16,423	16,392	15,751	14,220	14,399	14,990	14,291	13,906	13,870	13,127	11,578	13,414	14,784	15,142	14,811	14,124	13,814	13,482	13,888	13,770	12,693	13,836	13,386	13,231	12,833	11,851	13,077	12,927	14,087	14,158	13,715	13,285	13,331	12,946	12,901	13,240	13,806	12,979	12,869	12,492	12,057	11,680	11,642	11,354	11,271	11,156	11,022	11,105	10,645	10,517	10,297	9,568	9,741	9,741	9,702	9,280	9,447	9,300	9,383	8,859	8,935	9,702	9,956	9,937	9,212	9,464	10,000
C000092779
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 38,137	36,725	34,108	31,224	30,621	33,284	34,543	33,513	34,279	32,265	32,372	31,647	30,666	31,842	29,673	28,061	29,619	29,088	26,993	25,677	24,694	22,119	22,277	23,550	23,640	23,162	21,702	20,987	20,530	19,212	19,539	18,232	19,533	18,411	17,535	19,360	20,338	18,289	19,844	20,267	23,448	22,851	23,672	26,338	26,020	26,379	24,838	26,388	25,604	24,927	23,700	24,205	22,647	22,664	22,044	22,704	21,955	20,060	20,825	21,858	20,064	18,713	18,173	16,856	14,519	16,468	17,684	17,124	16,700	16,032	15,862	15,852	16,194	15,958	15,071	16,014	15,124	14,753	14,117	12,866	14,017	13,797	15,381	15,196	14,541	14,176	14,105	13,426	13,360	13,704	13,917	12,746	12,620	12,260	11,754	11,512	11,327	11,003	11,132	10,783	10,479	10,354	9,992	9,559	9,630	9,552	9,797	9,799	9,851	9,318	9,563	9,386	9,384	8,886	8,989	9,771	9,972	9,958	9,171	9,392	10,000
C000120071
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 38,522	37,091	34,449	31,534	30,921	33,609	34,880	33,836	34,603	32,567	32,674	31,939	30,945	32,133	29,943	28,314	29,876	29,342	27,226	25,897	24,906	22,306	22,458	23,743	23,833	23,345	21,868	21,150	20,684	19,359	19,684	18,365	19,673	18,544	17,659	19,495	20,481	18,412	19,978	20,400	23,603	22,998	23,822	26,502	26,185	26,543	24,986	26,547	25,760	25,075	23,837	24,341	22,771	22,789	22,165	22,824	22,068	20,166	20,931	21,967	20,162	18,804	18,257	16,933	14,585	16,541	17,760	17,201	16,771	16,097	15,927	15,913	16,255	16,019	15,126	16,072	15,179	14,805	14,166	12,910	14,063	13,842	15,429	15,241	14,584	14,216	14,142	13,463	13,392	13,739	13,951	12,773	12,647	12,286	11,777	11,535	11,349	11,025	11,151	10,800	10,496	10,370	10,006	9,573	9,642	9,561	9,806	9,808	9,861	9,324	9,570	9,391	9,389	8,890	8,991	9,772	9,974	9,958	9,172	9,392	10,000
C000092781
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 34,804	33,516	31,132	28,510	27,962	30,399	31,556	30,623	31,328	29,498	29,606	28,949	28,057	29,136	27,159	25,691	27,126	26,643	24,733	23,533	22,637	20,286	20,431	21,606	21,695	21,273	19,952	19,312	18,905	17,710	18,026	16,839	18,053	17,032	16,238	17,942	18,865	16,976	18,441	18,847	21,825	21,290	22,071	24,582	24,307	24,668	23,242	24,719	24,009	23,391	22,259	22,753	21,307	21,348	20,782	21,415	20,733	18,960	19,702	20,693	19,013	17,749	17,253	16,015	13,807	15,677	16,844	16,331	15,941	15,315	15,169	15,169	15,512	15,299	14,461	15,382	14,539	14,197	13,595	12,402	13,522	13,322	14,866	14,699	14,079	13,736	13,680	13,035	12,979	13,328	13,545	12,415	12,305	11,965	11,480	11,254	11,083	10,778	10,914	10,579	10,290	10,178	9,831	9,413	9,491	9,422	9,673	9,684	9,744	9,225	9,476	9,307	9,314	8,827	8,938	9,724	9,935	9,929	9,153	9,383	10,000
C000092780
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 34,859	33,569	31,181	28,555	28,006	30,447	31,606	30,672	31,378	29,545	29,652	28,995	28,102	29,183	27,202	25,732	27,169	26,685	24,772	23,570	22,673	20,319	20,463	21,640	21,729	21,290	19,952	19,302	18,886	17,681	17,986	16,787	17,986	16,963	16,159	17,846	18,754	16,863	18,305	18,700	21,639	21,095	21,854	24,319	24,037	24,373	22,954	24,394	23,676	23,057	21,926	22,399	20,962	20,984	20,416	21,031	20,342	18,591	19,307	20,267	18,606	17,361	16,862	15,643	13,480	15,295	16,423	15,913	15,517	14,900	14,747	14,740	15,064	14,849	14,025	14,907	14,083	13,742	13,153	11,992	13,067	12,866	14,345	14,176	13,571	13,231	13,169	12,540	12,480	12,806	13,007	11,916	11,801	11,469	10,997	10,775	10,603	10,305	10,428	10,102	9,820	9,706	9,369	8,965	9,036	8,963	9,194	9,200	9,253	8,752	8,985	8,821	8,821	8,357	8,455	9,192	9,385	9,374	8,638	8,849	9,425
C000092782
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 37,365	35,982	33,430	30,608	30,019	32,643	33,883	32,873	33,632	31,667	31,771	31,070	30,111	31,278	29,153	27,577	29,104	28,591	26,535	25,250	24,287	21,756	21,912	23,172	23,264	22,796	21,357	20,658	20,213	18,919	19,242	17,959	19,242	18,143	17,284	19,086	20,054	18,034	19,570	19,992	23,132	22,549	23,361	25,996	25,687	26,048	24,526	26,066	25,296	24,629	23,423	23,922	22,387	22,409	21,802	22,454	21,719	19,846	20,610	21,633	19,858	18,528	17,993	16,694	14,384	16,316	17,520	16,973	16,553	15,895	15,730	15,719	16,063	15,830	14,953	15,891	15,010	14,645	14,016	12,777	13,922	13,704	15,280	15,099	14,452	14,089	14,021	13,349	13,286	13,633	13,845	12,681	12,557	12,202	11,699	11,462	11,279	10,959	11,089	10,742	10,441	10,318	9,958	9,529	9,602	9,524	9,770	9,774	9,829	9,297	9,543	9,367	9,367	8,872	8,976	9,759	9,962	9,950	9,165	9,390	10,000
C000089290
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 38,149	36,972	34,030	30,601	29,655	32,725	34,260	33,109	34,306	31,444	31,202	30,233	28,868	29,528	28,163	26,578	28,031	27,392	25,168	24,045	23,167	20,763	21,130	22,397	22,688	22,283	20,810	20,227	20,097	19,044	19,449	18,008	19,385	18,640	17,927	19,870	20,777	18,559	20,032	20,534	23,692	23,449	23,887	27,158	27,375	28,691	26,671	28,065	27,231	26,397	24,834	25,668	24,104	24,482	23,492	23,792	22,828	20,598	20,878	21,578	20,107	18,694	17,947	16,604	14,245	16,487	17,655	17,001	16,765	16,050	15,834	16,105	16,310	16,105	15,217	15,921	15,076	14,751	14,004	12,715	13,949	13,722	15,313	15,167	14,385	14,067	13,913	13,258	13,212	13,449	13,676	12,549	12,448	12,119	11,669	11,484	11,312	10,977	11,055	10,670	10,312	10,177	9,798	9,334	9,425	9,380	9,703	9,664	9,715	9,186	9,445	9,232	9,225	8,696	8,806	9,645	9,795	9,705	9,097	9,350	10,000
C000120086
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 38,344	37,179	34,213	30,767	29,804	32,896	34,416	33,276	34,487	31,602	31,361	30,378	29,001	29,679	28,302	26,706	28,171	27,515	25,286	24,149	23,278	20,849	21,215	22,493	22,783	22,380	20,897	20,316	20,187	19,123	19,526	18,091	19,462	18,704	17,994	19,945	20,864	18,639	20,107	20,606	23,783	23,541	23,976	27,249	27,465	28,791	26,764	28,167	27,323	26,478	24,906	25,751	24,178	24,555	23,568	23,867	22,893	20,656	20,935	21,646	20,166	18,745	17,988	16,648	14,283	16,532	17,697	17,044	16,809	16,085	15,879	16,150	16,344	16,139	15,252	15,955	15,101	14,777	14,031	12,745	13,977	13,750	15,339	15,194	14,413	14,086	13,931	13,277	13,232	13,468	13,695	12,569	12,459	12,131	11,689	11,503	11,325	10,989	11,061	10,682	10,319	10,183	9,812	9,341	9,432	9,387	9,709	9,671	9,722	9,193	9,451	9,239	9,232	8,697	8,807	9,645	9,801	9,711	9,097	9,350	10,000
C000089288
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 34,471	33,437	30,783	27,683	26,845	29,638	31,007	29,973	31,087	28,493	28,282	27,417	26,202	26,810	25,571	24,145	25,454	24,893	22,883	21,878	21,084	18,885	19,226	20,399	20,662	20,314	19,008	18,486	18,399	17,441	17,818	16,512	17,818	17,122	16,483	18,283	19,153	17,122	18,515	18,979	21,939	21,736	22,142	25,189	25,432	26,677	24,840	26,164	25,393	24,642	23,199	24,010	22,567	22,943	22,034	22,350	21,459	19,378	19,661	20,344	18,979	17,664	16,964	15,716	13,485	15,633	16,748	16,149	15,946	15,275	15,096	15,364	15,573	15,379	14,560	15,245	14,441	14,157	13,457	12,220	13,413	13,214	14,759	14,630	13,893	13,600	13,460	12,840	12,816	13,050	13,284	12,207	12,111	11,811	11,381	11,209	11,054	10,736	10,822	10,461	10,109	9,988	9,636	9,180	9,281	9,250	9,570	9,547	9,608	9,091	9,357	9,152	9,159	8,642	8,756	9,600	9,762	9,685	9,082	9,341	10,000
C000089286
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 34,550	33,514	30,854	27,747	26,907	29,707	31,078	30,042	31,159	28,558	28,348	27,481	26,263	26,872	25,630	24,201	25,513	24,951	22,936	21,928	21,133	18,928	19,271	20,446	20,710	20,347	19,010	18,482	18,367	17,410	17,789	16,485	17,740	17,063	16,419	18,202	19,043	17,014	18,383	18,829	21,750	21,535	21,931	24,935	25,156	26,378	24,532	25,819	25,065	24,298	22,868	23,635	22,205	22,569	21,659	21,945	21,061	19,004	19,270	19,929	18,577	17,283	16,590	15,354	13,170	15,261	16,347	15,746	15,536	14,875	14,683	14,939	15,131	14,939	14,128	14,779	14,000	13,702	13,019	11,825	12,976	12,772	14,254	14,120	13,393	13,100	12,967	12,364	12,329	12,551	12,763	11,717	11,626	11,322	10,908	10,736	10,584	10,266	10,342	9,990	9,652	9,528	9,183	8,749	8,837	8,800	9,104	9,073	9,123	8,632	8,874	8,682	8,675	8,178	8,284	9,073	9,224	9,143	8,570	8,813	9,427
C000089291
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 37,012	35,886	33,043	29,722	28,821	31,805	33,296	32,199	33,374	30,591	30,353	29,425	28,093	28,759	27,427	25,905	27,308	26,713	24,525	23,455	22,602	20,244	20,614	21,861	22,150	21,759	20,330	19,768	19,649	18,629	19,020	17,625	18,969	18,237	17,540	19,445	20,347	18,186	19,632	20,126	23,222	23,001	23,426	26,642	26,867	28,163	26,192	27,569	26,759	25,936	24,397	25,234	23,695	24,086	23,114	23,411	22,466	20,276	20,553	21,251	19,819	18,423	17,689	16,365	14,043	16,269	17,424	16,774	16,555	15,843	15,643	15,910	16,110	15,910	15,042	15,743	14,909	14,597	13,863	12,583	13,809	13,595	15,174	15,034	14,254	13,948	13,799	13,149	13,112	13,344	13,577	12,462	12,359	12,040	11,598	11,417	11,250	10,910	10,989	10,620	10,257	10,127	9,757	9,293	9,392	9,347	9,667	9,634	9,687	9,164	9,425	9,209	9,209	8,680	8,791	9,628	9,787	9,701	9,092	9,348	10,000
C000120088
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 26,280	26,149	25,212	24,256	24,556	25,193	25,268	24,106	25,563	24,415	24,706	24,724	23,781	22,702	22,702	21,845	22,668	21,485	20,817	20,594	19,304	18,310	18,641	19,321	19,719	19,221	17,995	18,443	17,879	18,062	18,757	18,045	18,696	17,521	15,578	16,873	17,205	15,954	17,627	17,356	18,591	18,290	18,711	19,239	18,329	18,992	17,875	18,366	18,084	17,863	18,022	17,691	17,028	15,886	15,137	15,481	15,001	13,309	13,587	14,046	13,490	13,055	12,958	12,523	11,351	13,333	14,760	15,255	14,750	14,262	14,196	13,686	14,034	13,741	12,872	13,643	13,003	12,840	12,406	11,461	12,813	12,439	13,147	12,941	12,714	12,203	12,045	11,937	11,819	12,065	12,685	12,016	11,832	11,471	11,354	11,120	11,255	10,949	10,886	10,787	10,760	10,751	10,480	10,336	10,161	9,771	9,970	9,937	9,870	9,621	9,646	9,605	9,522	8,950	8,983	9,597	9,824	9,846	9,090	9,361	10,000
C000089437
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 25,941	25,834	24,889	23,961	24,264	24,889	24,978	23,818	25,266	24,120	24,431	24,431	23,514	22,450	22,450	21,614	22,400	21,254	20,583	20,370	19,107	18,108	18,441	19,107	19,520	19,028	17,807	18,251	17,680	17,871	18,552	17,855	18,495	17,338	15,415	16,702	17,020	15,791	17,454	17,179	18,408	18,105	18,524	19,030	18,146	18,798	17,695	18,182	17,909	17,684	17,838	17,518	16,865	15,727	14,979	15,323	14,859	13,188	13,457	13,901	13,364	12,931	12,838	12,406	11,249	13,212	14,625	15,104	14,615	14,132	14,058	13,553	13,900	13,617	12,754	13,511	12,891	12,733	12,302	11,366	12,711	12,334	13,030	12,933	12,701	12,189	12,034	11,928	11,812	12,054	12,682	12,005	11,829	11,465	11,350	11,120	11,244	10,951	10,880	10,783	10,756	10,747	10,472	10,330	10,159	9,775	9,971	9,939	9,873	9,620	9,644	9,604	9,522	8,958	8,982	9,595	9,826	9,848	9,094	9,362	10,000
C000089436
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 23,514	23,416	22,582	21,731	22,025	22,598	22,680	21,632	22,953	21,915	22,201	22,216	21,388	20,410	20,425	19,672	20,395	19,356	18,754	18,558	17,406	16,513	16,821	17,435	17,815	17,376	16,270	16,694	16,209	16,391	17,027	16,406	17,021	15,961	14,205	15,404	15,724	14,595	16,142	15,905	17,062	16,798	17,202	17,690	16,886	17,516	16,496	16,966	16,725	16,542	16,702	16,404	15,808	14,765	14,077	14,410	13,986	12,427	12,690	13,126	12,598	12,209	12,128	11,739	10,650	12,518	13,871	14,341	13,895	13,447	13,395	12,927	13,260	13,011	12,189	12,938	12,345	12,210	11,804	10,920	12,221	11,873	12,559	12,472	12,260	11,777	11,642	11,555	11,448	11,690	12,308	11,661	11,507	11,159	11,061	10,847	10,980	10,704	10,650	10,561	10,543	10,543	10,294	10,160	9,994	9,629	9,828	9,812	9,753	9,512	9,546	9,512	9,446	8,889	8,923	9,546	9,784	9,814	9,071	9,353	10,000
C000089434
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 23,508	23,410	22,575	21,725	22,019	22,592	22,673	21,626	22,947	21,909	22,195	22,210	21,382	20,404	20,419	19,667	20,389	19,351	18,749	18,553	17,401	16,509	16,816	17,430	17,810	17,357	16,246	16,655	16,158	16,333	16,962	16,333	16,924	15,867	14,114	15,292	15,600	14,476	16,001	15,760	16,884	16,616	17,004	17,486	16,668	17,273	16,261	16,723	16,470	16,272	16,426	16,119	15,525	14,491	13,810	14,128	13,708	12,165	12,415	12,839	12,339	11,947	11,860	11,469	10,403	12,219	13,534	13,980	13,534	13,082	13,023	12,562	12,886	12,631	11,826	12,542	11,963	11,826	11,424	10,560	11,810	11,466	12,127	12,027	11,819	11,348	11,212	11,113	11,013	11,239	11,828	11,194	11,038	10,704	10,604	10,388	10,513	10,238	10,179	10,088	10,062	10,054	9,812	9,679	9,517	9,162	9,347	9,324	9,262	9,031	9,054	9,015	8,946	8,414	8,445	9,023	9,247	9,267	8,560	8,821	9,425
C000092797
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 25,354	25,240	24,328	23,417	23,710	24,345	24,410	23,287	24,715	23,601	23,902	23,917	23,029	21,975	21,975	21,162	21,945	20,816	20,169	19,958	18,718	17,767	18,074	18,747	19,142	18,659	17,460	17,899	17,358	17,548	18,221	17,548	18,181	17,040	15,146	16,422	16,744	15,522	17,160	16,905	18,114	17,818	18,235	18,745	17,873	18,519	17,427	17,918	17,639	17,439	17,595	17,271	16,625	15,511	14,787	15,121	14,663	13,013	13,288	13,728	13,189	12,771	12,683	12,265	11,121	13,057	14,465	14,938	14,456	13,978	13,908	13,420	13,759	13,480	12,623	13,380	12,763	12,613	12,195	11,268	12,599	12,230	12,930	12,829	12,599	12,101	11,945	11,844	11,733	11,973	12,599	11,927	11,756	11,399	11,288	11,059	11,186	10,889	10,830	10,736	10,702	10,694	10,430	10,295	10,125	9,740	9,936	9,905	9,842	9,598	9,622	9,582	9,504	8,937	8,969	9,582	9,818	9,839	9,088	9,361	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769	11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,998	33,266	31,657	29,770	29,971	31,828	32,450	31,457	32,449	30,425	30,650	30,029	29,389	28,852	27,986	26,723	27,953	27,080	25,689	25,408	24,128	22,070	22,671	23,805	24,273	23,433	21,936	21,851	21,620	21,057	21,561	20,172	21,426	20,364	18,820	20,744	21,548	19,700	21,498	21,527	23,649	22,906	23,498	24,967	24,021	24,393	22,848	23,921	23,258	22,871	22,320	22,219	21,130	20,399	19,780	19,869	19,013	16,951	17,325	17,980	16,765	15,864	15,510	14,722	13,001	15,074	16,418	16,436	15,974	15,389	15,065	14,805	15,113	14,892	13,915	14,877	14,306	14,100	13,621	12,544	13,832	13,560	14,638	14,614	14,118	13,665	13,576	13,203	13,153	13,423	13,936	13,238	13,107	12,721	12,449	12,153	12,130	11,905	11,799	11,679	11,557	11,549	11,135	10,929	10,720	10,261	10,488	10,471	10,444	10,046	10,025	9,849	9,788	9,144	9,147	9,694	9,898	9,843	9,122	9,396	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 45,874	44,243	41,561	38,185	37,582	41,037	42,629	41,781	41,594	38,964	39,112	38,060	37,340	37,819	35,536	33,538	35,084	34,460	32,241	31,543	30,107	27,168	27,647	29,255	29,587	28,604	26,754	25,651	25,432	23,936	24,222	22,338	24,170	23,157	21,832	24,172	25,295	22,594	24,511	25,088	28,537	27,516	28,659	31,446	30,825	30,742	28,358	30,005	28,958	28,163	26,527	26,926	25,285	24,944	24,893	24,987	23,823	21,526	22,229	23,295	21,163	19,696	18,880	17,666	15,388	17,177	18,437	18,073	17,551	16,791	16,330	16,337	16,503	16,152	15,106	16,138	15,456	15,075	14,524	13,304	14,592	14,433	15,901	15,848	15,018	14,603	14,466	13,839	13,793	14,138	14,521	13,592	13,493	13,097	12,631	12,430	12,224	11,924	11,924	11,651	11,394	11,263	10,828	10,488	10,359	10,090	10,364	10,318	10,357	9,878	9,917	9,723	9,799	9,175	9,183	9,766	9,937	9,885	9,120	9,381	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 45,874	44,243	41,561	38,185	37,582	41,037	42,629	41,781	41,594	38,964	39,112	38,060	37,340	37,819	35,536	33,538	35,084	34,460	32,241	31,543	30,107	27,168	27,647	29,255	29,587	28,604	26,754	25,651	25,432	23,936	24,222	22,338	24,170	23,157	21,832	24,172	25,295	22,594	24,511	25,088	28,537	27,516	28,659	31,446	30,825	30,742	28,358	30,005	28,958	28,163	26,527	26,926	25,285	24,944	24,893	24,987	23,823	21,526	22,229	23,295	21,163	19,696	18,880	17,666	15,388	17,177	18,437	18,073	17,551	16,791	16,330	16,337	16,503	16,152	15,106	16,138	15,456	15,075	14,524	13,304	14,592	14,433	15,901	15,848	15,018	14,603	14,466	13,839	13,793	14,138	14,521	13,592	13,493	13,097	12,631	12,430	12,224	11,924	11,924	11,651	11,394	11,263	10,828	10,488	10,359	10,090	10,364	10,318	10,357	9,878	9,917	9,723	9,799	9,175	9,183	9,766	9,937	9,885	9,120	9,381	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 45,874	44,243	41,561	38,185	37,582	41,037	42,629	41,781	41,594	38,964	39,112	38,060	37,340	37,819	35,536	33,538	35,084	34,460	32,241	31,543	30,107	27,168	27,647	29,255	29,587	28,604	26,754	25,651	25,432	23,936	24,222	22,338	24,170	23,157	21,832	24,172	25,295	22,594	24,511	25,088	28,537	27,516	28,659	31,446	30,825	30,742	28,358	30,005	28,958	28,163	26,527	26,926	25,285	24,944	24,893	24,987	23,823	21,526	22,229	23,295	21,163	19,696	18,880	17,666	15,388	17,177	18,437	18,073	17,551	16,791	16,330	16,337	16,503	16,152	15,106	16,138	15,456	15,075	14,524	13,304	14,592	14,433	15,901	15,848	15,018	14,603	14,466	13,839	13,793	14,138	14,521	13,592	13,493	13,097	12,631	12,430	12,224	11,924	11,924	11,651	11,394	11,263	10,828	10,488	10,359	10,090	10,364	10,318	10,357	9,878	9,917	9,723	9,799	9,175	9,183	9,766	9,937	9,885	9,120	9,381	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 45,874	44,243	41,561	38,185	37,582	41,037	42,629	41,781	41,594	38,964	39,112	38,060	37,340	37,819	35,536	33,538	35,084	34,460	32,241	31,543	30,107	27,168	27,647	29,255	29,587	28,604	26,754	25,651	25,432	23,936	24,222	22,338	24,170	23,157	21,832	24,172	25,295	22,594	24,511	25,088	28,537	27,516	28,659	31,446	30,825	30,742	28,358	30,005	28,958	28,163	26,527	26,926	25,285	24,944	24,893	24,987	23,823	21,526	22,229	23,295	21,163	19,696	18,880	17,666	15,388	17,177	18,437	18,073	17,551	16,791	16,330	16,337	16,503	16,152	15,106	16,138	15,456	15,075	14,524	13,304	14,592	14,433	15,901	15,848	15,018	14,603	14,466	13,839	13,793	14,138	14,521	13,592	13,493	13,097	12,631	12,430	12,224	11,924	11,924	11,651	11,394	11,263	10,828	10,488	10,359	10,090	10,364	10,318	10,357	9,878	9,917	9,723	9,799	9,175	9,183	9,766	9,937	9,885	9,120	9,381	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 45,874	44,243	41,561	38,185	37,582	41,037	42,629	41,781	41,594	38,964	39,112	38,060	37,340	37,819	35,536	33,538	35,084	34,460	32,241	31,543	30,107	27,168	27,647	29,255	29,587	28,604	26,754	25,651	25,432	23,936	24,222	22,338	24,170	23,157	21,832	24,172	25,295	22,594	24,511	25,088	28,537	27,516	28,659	31,446	30,825	30,742	28,358	30,005	28,958	28,163	26,527	26,926	25,285	24,944	24,893	24,987	23,823	21,526	22,229	23,295	21,163	19,696	18,880	17,666	15,388	17,177	18,437	18,073	17,551	16,791	16,330	16,337	16,503	16,152	15,106	16,138	15,456	15,075	14,524	13,304	14,592	14,433	15,901	15,848	15,018	14,603	14,466	13,839	13,793	14,138	14,521	13,592	13,493	13,097	12,631	12,430	12,224	11,924	11,924	11,651	11,394	11,263	10,828	10,488	10,359	10,090	10,364	10,318	10,357	9,878	9,917	9,723	9,799	9,175	9,183	9,766	9,937	9,885	9,120	9,381	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,339	46,580	43,747	40,153	39,481	43,128	44,735	43,868	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,561	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923	18,006	18,664	17,744	18,490	17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807	18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923	18,006	18,664	17,744	18,490	17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807	18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923	18,006	18,664	17,744	18,490	17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807	18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,116	23,978	23,186	22,399	23,103	23,763	23,667	22,620	24,281	22,823	23,077	22,762	22,167	21,089	21,289	20,635	21,556	20,529	19,799	19,778	18,740	17,426	18,063	18,788	19,309	18,653	17,491	18,193	17,923	18,006	18,664	17,744	18,490	17,402	15,784	17,301	17,832	16,723	18,324	17,975	19,050	18,527	18,744	19,191	18,052	18,712	17,807	18,450	18,091	17,947	18,155	17,741	17,059	16,111	15,193	15,333	14,767	13,016	13,190	13,522	12,985	12,491	12,574	12,158	10,929	13,182	14,595	14,916	14,517	14,081	13,887	13,409	13,815	13,702	12,784	13,662	13,194	13,111	12,705	11,788	13,040	12,662	13,353	13,327	13,133	12,633	12,601	12,527	12,486	12,709	13,347	12,850	12,665	12,289	12,200	11,849	11,989	11,832	11,641	11,653	11,675	11,795	11,386	11,305	11,029	10,434	10,598	10,620	10,538	10,241	10,153	9,998	9,792	9,134	9,137	9,634	9,846	9,809	9,121	9,404	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,116	$ 23,978	$ 23,186	$ 22,399	$ 23,103	$ 23,763	$ 23,667	$ 22,620	$ 24,281	$ 22,823	$ 23,077	$ 22,762	$ 22,167	$ 21,089	$ 21,289	$ 20,635	$ 21,556	$ 20,529	$ 19,799	$ 19,778	$ 18,740	$ 17,426	$ 18,063	$ 18,788	$ 19,309	$ 18,653	$ 17,491	$ 18,193	$ 17,923	$ 18,006	$ 18,664	$ 17,744	$ 18,490	$ 17,402	$ 15,784	$ 17,301	$ 17,832	$ 16,723	$ 18,324	$ 17,975	$ 19,050	$ 18,527	$ 18,744	$ 19,191	$ 18,052	$ 18,712	$ 17,807	$ 18,450	$ 18,091	$ 17,947	$ 18,155	$ 17,741	$ 17,059	$ 16,111	$ 15,193	$ 15,333	$ 14,767	$ 13,016	$ 13,190	$ 13,522	$ 12,985	$ 12,491	$ 12,574	$ 12,158	$ 10,929	$ 13,182	$ 14,595	$ 14,916	$ 14,517	$ 14,081	$ 13,887	$ 13,409	$ 13,815	$ 13,702	$ 12,784	$ 13,662	$ 13,194	$ 13,111	$ 12,705	$ 11,788	$ 13,040	$ 12,662	$ 13,353	$ 13,327	$ 13,133	$ 12,633	$ 12,601	$ 12,527	$ 12,486	$ 12,709	$ 13,347	$ 12,850	$ 12,665	$ 12,289	$ 12,200	$ 11,849	$ 11,989	$ 11,832	$ 11,641	$ 11,653	$ 11,675	$ 11,795	$ 11,386	$ 11,305	$ 11,029	$ 10,434	$ 10,598	$ 10,620	$ 10,538	$ 10,241	$ 10,153	$ 9,998	$ 9,792	$ 9,134	$ 9,137	$ 9,634	$ 9,846	$ 9,809	$ 9,121	$ 9,404	$ 10,000